CONTARCTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2019
CONTRACTUAL COMMITMENTS
CONTRACTUAL COMMITMENTS

32)  CONTRACTUAL COMMITMENTS

The Company and its subsidiaries have unrecognized contractual commitments arising from the purchase of goods and services, which mature on several dates, with monthly payments.

On December 31, 2019, the total nominal values equivalent to the full contract period were:

2020	1,191,801
2021	1,284,244
2022	919,747
2023	279,386
2024	278,609
2025 onwards	569,264
Total	4,523,051